Shareholders’ Equity - Schedule of Total Equity-Based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 5,331	$ 4,867
Research and development [Member]
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total share-based compensation expense	3,194	3,330
Marketing expenses [Member]
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total share-based compensation expense	427	345
General and administrative [Member]
Schedule of Total Equity-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 1,710	$ 1,192